Warrants (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Class A Common Stock Warrants [Member]
Class of Warrant or Right [Line Items]
Schedule of Changes in Warrants Issued and Outstanding
The following is a schedule of changes in warrants issued and outstanding from December 31, 2022 to September 30, 2023:

Class A Common Stock Warrants
Outstanding as of December 31, 2022	92,296
Warrants issued	—
Warrants exercised	(92,296)

Outstanding as of September 30, 2023	—

The following is a schedule of changes in warrants issued and outstanding from December 31, 2020 to December 31, 2022:

Class A Common Stock Warrants
Outstanding as of December 31, 2020	-
Warrants issued	125,982
Warrants exercised	(125,982)

Outstanding as of December 31, 2021	-

Warrants issued	92,296
Warrants exercised	-

Outstanding as of December 31, 2022	92,296

Class B Common Stock Warrants [Member]
Class of Warrant or Right [Line Items]
Schedule of Changes in Warrants Issued and Outstanding
The following is a schedule of changes in warrants issued and outstanding from December 31, 2022 to September 30, 2023:

Class B Common Stock Warrants
Outstanding as of December 31, 2022	5,753
Warrants issued	—
Warrants exercised	(5,753)

Outstanding as of September 30, 2023	—

The following is a schedule of changes in warrants issued and outstanding from December 31, 2020 to December 31, 2022:

Class B Common Stock Warrants
Outstanding as of December 31, 2020	-
Warrants issued	6,632
Warrants exercised	(879)

Outstanding as of December 31, 2021	5,753

Outstanding as of December 31, 2022	5,753

Service Providers Stock Warrants [Member]
Class of Warrant or Right [Line Items]
Schedule of Changes in Warrants Issued and Outstanding
The following is a schedule of changes in warrants issued and outstanding from December 31, 2022 to September 30, 2023:

Service Providers Stock Warrants
Outstanding as of December 31, 2022	—
Warrants issued	78,120
Warrants exercised	(78,120)

Outstanding as of September 30, 2023	—

Senior Secured Notes Stock Warrants [Member]
Class of Warrant or Right [Line Items]
Schedule of Changes in Warrants Issued and Outstanding
The following is a schedule of changes in warrants issued and outstanding from December 31, 2022 to September 30, 2023:

Senior Secured Notes Stock Warrants
Outstanding as of December 31, 2022	—
Warrants issued	163,121
Warrants exercised	(163,121)

Outstanding as of September 30, 2023	—